Lease liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Charge related to fair value of liability		$ 1,800,000
Activity related to lease liability [Abstract]
Balance at January 1, 2011	1,682,000	0
Initial fair value		1,824,000
Charges utilized	(787,000)	(238,000)
Additional charges to operations	165,000	96,000
Balance at December 31, 2011	1,060,000	1,682,000
Less current portion	(536,000)	(739,000)
Lease liability	524,000	943,000
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years
Charge related to fair value of liability		900,000
Activity related to lease liability [Abstract]
Balance at January 1, 2011	828,000	0
Initial fair value		933,000
Charges utilized	(239,000)	(193,000)
Additional charges to operations	89,000	88,000
Balance at December 31, 2011	678,000	828,000
Less current portion	(233,000)
Lease liability	445,000
Office and manufacturing space [Member]
Capital Leased Assets [Line Items]
Charge related to fair value of liability		900,000
Activity related to lease liability [Abstract]
Balance at January 1, 2011	854,000	0
Initial fair value		891,000
Charges utilized	(548,000)	(45,000)
Additional charges to operations	76,000	8,000
Balance at December 31, 2011	382,000	854,000
Less current portion	(303,000)
Lease liability	$ 79,000